Convertible Notes (Tables)	3 Months Ended
Mar. 31, 2025
Convertible Notes [Abstract]
Schedule of Convertible Notes	The Convertible Notes consisted of the following as of March 31, 2025:
March 31,
2025
Liability:
Principal	$40,000
Unamortized issuance costs	-

Net carrying amount	$40,000